SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jul. 04, 2020
Significant Accounting Policies [Abstract]
Description of accounting policy for fair value measurement [text block]
Derivative instruments are measured at fair value as determined using valuation techniques under Level 2 of the fair value hierarchy. The fair values of over-the-counter derivative financial instruments are based on broker quotes or observable market rates. Those quotes are tested for reasonableness by discounting expected future cash flows using market interest and exchange rates for a similar instrument at the measurement date. Fair values reflect the credit risk of the instrument for the Company and counterparty when appropriate. Realized and unrealized gains and losses on derivative financial instruments are offset by realized and unrealized losses and gains on the underlying exposures being hedged and are recorded in earnings as they occur.

Statement of Compliance
Statement of Compliance
These interim financial statements have been prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, on a basis consistent with the accounting policies Norbord disclosed in its audited consolidated financial statements as at, and for the year ended December 31, 2019 unless noted otherwise in note 2(c). These interim financial statements do not contain all of the disclosures that are required in annual financial statements prepared under International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and should be read in conjunction with Norbord’s 2019 audited annual financial statements which include information necessary or useful to understanding Norbord’s business and financial statement presentation. Norbord’s interim results are not necessarily indicative of its results for a full year.

These interim financial statements were authorized for issuance by the Board of Directors of the Company on August 4, 2020.

Basis of Measurement	(b) Basis of Presentation These interim financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.
Changes in Accounting Policies
Changes in Accounting Policies

(i)	Financial Instruments
In September 2019, the IASB issued amendments to IFRS 9 with regards to the interest rate benchmark reform. These amendments provide targeted relief for financial instruments qualifying for hedge accounting to address uncertainties related to the ongoing reform of interbank offered rates. The amendments became effective for the Company on January 1, 2020 and did not have any impact on its interim financial statements.

Future Changes in Accounting Policies
Future Changes in Accounting Policies

(i)	Property, Plant and Equipment
In May 2020, the IASB issued amendments to IAS 16 with regards to sale proceeds before property, plant and equipment is available for intended use. These amendments include the requirement to recognize in earnings any proceeds and related costs from selling items produced while an asset is being prepared for its intended use, and clarify the requirement to capitalize costs of testing whether an asset is functioning properly. The amendments are effective on January 1, 2022. The Company is currently assessing the impact of these amendments on its financial statements.

Derivative instruments
NOTE 9. IMPAIRMENT OF ASSETS
During the quarter, the Company recorded a non-cash impairment loss of $16 million related to idle production assets at the Grande Prairie, Alberta mill. These assets were deemed to be surplus following a review of the likelihood of their future use based on factors including relevant operating plans, raw material availability and the limited potential for redeployment of these assets.